Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax (benefit) expense at statutory income tax rate of 12.5%	$ (125,303)	$ 143,490	$ (39,327)
Permanent differences and other items	(14,450)	14,133	22,486
Foreign income tax rate differential	(24,344)	4,914	(390)
Differences between statutory and actual income tax expense	(38,794)	19,047	22,096
Income tax (benefit) expense	$ (164,097)	$ 162,537	$ (17,231)
Statutory income tax rate (in percentage)	12.50%	12.50%	12.50%
Change in deferred tax assets valuation allowance	$ 14,900	$ 6,500
Other items	$ 400	7,400
Non-deductible expenses		19,100
Non-taxable income		$ 18,900